ACCOUNTS RECEIVABLE, NET	6 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 － ACCOUNTS RECEIVABLE, NET

	As of
	September 30,	March 31,	March 31,
	2025	2026	2026
	HKD	HKD	USD
At cost:
Accounts receivable, at cost	25,071,163	6,063,321	773,383
Less: allowance for expected credit losses	-	-	-
Accounts receivable, net	$25,071,163	$6,063,321	$773,383

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2026 AND 2025

For the six months ended March 31, 2025 and 2026, the Company recognized an allowance for expected credit losses of HK$4,290 and HK$0, respectively.

Up to the date of this report, the Company collected approximately 96.9% of the net accounts receivable balance as of March 31, 2026.